Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	30 June 2024 $	30 June 2023 $
Security deposit	4,242	4,310
GST / VAT receivable	82,812	89,839
Interest receivable on restricted cash	41,625	-
Funds receivable in respect to the exercise of warrants (note 22)	709,251	-
Other receivables	-	3,033
	837,930	97,182